INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES

	Three Months Ended
	March 31, 2022 (Unaudited)	March 31, 2021 (Unaudited)
Expected tax at 21%	$(104,455)	$(68,909)
Non-deductible stock-based compensation	30,504	11,474
Non-deductible (non-taxable) derivative liability expense (income)	(146,533)	33,167
Non-deductible amortization of debt discounts	122,380	4,268
Non-deductible loss on conversions of convertible notes payable	30,654	-
Increase (decrease) in Valuation allowance	67,450	20,000
Provision for (benefit from) income taxes	$-	$-

	Year Ended
	December 31, 2021	December 31, 2020
Expected tax at 21%	$(714,181)	$(153,840)
Non-deductible stock-based compensation	83,391	57,151
Non-deductible (non-taxable) derivative liability expense (income)	190,957	(16,077)
Non-deductible loss on conversions of convertible notes payable	193,994	28,982
Non-deductible amortization of debt discounts	177,882	24,495
Increase (decrease) in Valuation allowance	67,957	59,289
Provision for (benefit from) income taxes	$-	$-